CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non Controlling Interest	Total
Balance at Dec. 31, 2018	$ 12,896	$ 23,457	$ (64,964)	$ (6,245)	$ 0	$ (34,856)
Balance, shares at Dec. 31, 2018	25,100,000
Issuance of common stock	$ 5,224	1,474	0	0	0	6,698
Issuance of common stock, shares	10,333,333
Net income (loss)	$ 0	0	(8,042)	0	15	(8,027)
Sale of AU10TIX Technologies B.V. preferred shares, series A-1, net	0	2,041	0	0	(1,614)	427
Translation adjustment	0	0	0	73	0	73
Balance at Dec. 31, 2019	$ 18,120	26,972	(73,006)	(6,172)	(1,599)	(35,685)
Balance, shares at Dec. 31, 2019	35,433,333
Issuance of common stock	$ 1,066	(266)	0	0	0	800
Issuance of common stock, shares	2,000,000
Net income (loss)	$ 0	0	4,403	0	74	4,477
Translation adjustment	0	0	0	(87)	10	(77)
Balance at Dec. 31, 2020	$ 19,186	26,706	(68,603)	(6,259)	(1,515)	$ (30,485)
Balance, shares at Dec. 31, 2020	37,433,333					37,433,333
Conversion of preferred shares A and A-1 in AU10TIX Technologies B.V. to new series A	$ 0	(10,102)	0	0	1,045	$ (9,057)
Net income (loss)	0	0	34,807	0	281	35,088
Stock-based compensation – AU10TIX Technologies B.V.	0	240	0	0	0	240
Translation adjustment	0	0	0	(1,639)	(11)	(1,650)
Unrealized gains on derivatives instruments	0	0	0	32	0	32
Balance at Dec. 31, 2021	$ 19,186	$ 16,844	$ (33,796)	$ (7,866)	$ (200)	$ (5,832)
Balance, shares at Dec. 31, 2021	37,433,333					37,433,333